Income Taxes - Component of Income Tax Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense (benefit) related to discontinued operations	$ 0.1	$ (5.5)